CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Profit (Deficit) [Member]	Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 68,384	$ 71		$ 104,661	$ 338	$ (36,686)
Balance, shares at Dec. 31, 2010		25,375,000
Exercise of warrants	1,773	1		1,772
Exercise of warrants, shares		581,000
Employee share-based plans	936		[1]	936
Employee share-based plans, shares	436,601	436,000
Shares issued under employee share-based plans			[1]
Shares issued under employee share-based plans, shares		76,000
Stock based compensation	1,435			1,435
Other comprehensive income	(740)				(740)		(740)
Net income for the year	28,118					28,118	28,118
Total comprehensive income	27,378						27,378
Balance at Dec. 31, 2011	99,906	72		108,804	(402)	(8,568)
Balance, shares at Dec. 31, 2011		26,468,000
Employee share-based plans	259		[1]	259
Employee share-based plans, shares	131,922	132,000
Shares issued under employee share-based plans			[1]
Shares issued under employee share-based plans, shares		82,000
Stock based compensation	1,927			1,927
Other comprehensive income	851				851		851
Net income for the year	11,828					11,828	11,828
Total comprehensive income	12,679						12,679
Balance at Dec. 31, 2012	114,771	72		110,990	449	3,260
Balance, shares at Dec. 31, 2012	26,681,876	26,682,000
Employee share-based plans	1,191		[1]	1,191
Employee share-based plans, shares	513,896	514,000
Shares issued under employee share-based plans			[1]
Shares issued under employee share-based plans, shares		85,000
Stock based compensation	2,095			2,095
Other comprehensive income	92				92		92
Net income for the year	10,515					10,515	10,515
Total comprehensive income	10,607						10,607
Balance at Dec. 31, 2013	$ 128,664	$ 72		$ 114,276	$ 541	$ 13,775
Balance, shares at Dec. 31, 2013	27,280,521	27,281,000

[1]	Less than $1